CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)
CURRENT ASSETS:
Cash and cash equivalents	$ 930,174	¥ 76,451,000	¥ 59,541,000
Trade notes and accounts receivable, net of allowance for doubtful accounts of 275 million and 380 million ($4,623 thousand) at March 31, 2011 and 2012, respectively	409,381	33,647,000	28,564,000
Inventories	269,145	22,121,000	25,479,000
Deferred income taxes, net	249,458	20,503,000	23,239,000
Prepaid expenses and other current assets	112,459	9,243,000	12,111,000
Total current assets	1,970,617	161,965,000	148,934,000
PROPERTY AND EQUIPMENT, net	757,403	62,251,000	59,508,000
INVESTMENTS AND OTHER ASSETS:
Investments in marketable securities	5,220	429,000	140,000
Investment in affiliate	26,573	2,184,000	2,131,000
Identifiable intangible assets	502,287	41,283,000	41,565,000
Goodwill	266,152	21,875,000	21,880,000
Lease deposits	326,402	26,827,000	27,360,000
Deferred income taxes, net	11,875	976,000	2,934,000
Other assets	124,297	10,216,000	9,439,000
Total investments and other assets	1,262,806	103,790,000	105,449,000
TOTAL ASSETS	3,990,826	328,006,000	313,891,000
CURRENT LIABILITIES:
Short-term borrowings	27,984	2,300,000	4,000,000
Current portion of long-term debt	60,835	5,000,000	5,000,000
Current portion of capital lease and financing obligations	29,906	2,458,000	1,783,000
Trade notes and accounts payable	198,199	16,290,000	19,003,000
Accrued income taxes	127,132	10,449,000	6,121,000
Accrued expenses	243,254	19,993,000	16,747,000
Deferred revenue	68,074	5,595,000	4,804,000
Other current liabilities	70,629	5,805,000	5,697,000
Total current liabilities	826,013	67,890,000	63,155,000
LONG-TERM LIABILITIES:
Long-term debt, less current portion	60,835	5,000,000	10,000,000
Capital lease and financing obligations, less current portion	301,776	24,803,000	25,516,000
Accrued pension and severance costs	19,966	1,641,000	2,932,000
Deferred income taxes, net	48,960	4,024,000	5,503,000
Other long-term liabilities	108,626	8,928,000	8,378,000
Total long-term liabilities	540,163	44,396,000	52,329,000
TOTAL LIABILITIES	1,366,176	112,286,000	115,484,000
COMMITMENTS AND CONTINGENCIES (Notes 11 and 24)
EQUITY:
Common stock, no par value-Authorized 450,000,000 shares; issued 143,500,000 shares at March 31, 2011 and 2012: outstanding 136,140,971 shares and 138,620,152 shares at March 31, 2011 and 2012, respectively	576,700	47,399,000	47,399,000
Additional paid-in capital	902,482	74,175,000	75,490,000
Legal reserve	3,455	284,000	284,000
Retained earnings	1,308,736	107,565,000	90,250,000
Accumulated other comprehensive loss	(33,082)	(2,719,000)	(2,547,000)
Treasury stock, at cost 7,359,029 shares and 4,879,848 shares at March 31, 2011 and 2012, respectively	(136,829)	(11,246,000)	(16,962,000)
Total KONAMI CORPORATION stockholders' equity	2,621,462	215,458,000	193,914,000
Noncontrolling interest	3,188	262,000	4,493,000
TOTAL EQUITY	2,624,650	215,720,000	198,407,000
TOTAL LIABILITIES AND EQUITY	$ 3,990,826	¥ 328,006,000	¥ 313,891,000